Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO Todd C. Davis ($)	Summary Compensation Table Total for PEO John L. Higgins ($)	Compensation Actually Paid to PEO Todd C. Davis ($)(1)	Compensation Actually Paid for PEO John L. Higgins ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(4)	Net Income (Loss) ($ thousands)	Revenue ($ thousands)(5)
2025	11,472,095	—	43,774,333	—	4,074,316	13,202,069	279.02	124.75	124,453	268,087
2024	12,914,980	—	21,709,965	—	6,578,393	6,211,312	158.15	93.49	(4,032)	167,133
2023	6,216,518	—	5,060,695	—	2,788,000	2,366,969	105.43	94.03	52,154	131,314
2022	5,195,169	16,764,990	4,977,510	12,243,958	3,852,731	2,922,612	98.62	89.90	(33,361)	196,245
2021	—	9,587,211	—	15,958,534	4,996,210	7,722,154	155.21	100.02	57,138	241,544

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	John L. Higgins was the first PEO in 2021 and 2022 and Todd C. Davis was the second PEO from 2022 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

Year	Non-PEO NEOs
2025	Tavo Espinoza, and Andrew Reardon
2024	Matthew Korenberg, Tavo Espinoza, and Andrew Reardon
2023	Matthew Korenberg, Tavo Espinoza, and Andrew Reardon
2022	Matthew Korenberg, Tavo Espinoza, Andrew Reardon, Matthew W. Foehr, and Charles S. Berkman
2021	Matthew Korenberg, Matthew W. Foehr, and Charles S. Berkman
(2)    The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)     Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Todd C. Davis ($)	Exclusion of Stock Awards and Option Awards for Todd C. Davis ($)	Inclusion of Equity Values for Todd C. Davis ($)	Compensation Actually Paid to Todd C. Davis ($)
2025	11,472,095	(9,961,612)	42,263,850	43,774,333

Peer Group Issuers, Footnote
(4)     The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December
31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively, assuming all dividends are reinvested. Historical stock performance is not necessarily indicative of future stock performance.
(5)     We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Adjustment To PEO Compensation, Footnote	John L. Higgins was the first PEO in 2021 and 2022 and Todd C. Davis was the second PEO from 2022 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

Year	Non-PEO NEOs
2025	Tavo Espinoza, and Andrew Reardon
2024	Matthew Korenberg, Tavo Espinoza, and Andrew Reardon
2023	Matthew Korenberg, Tavo Espinoza, and Andrew Reardon
2022	Matthew Korenberg, Tavo Espinoza, Andrew Reardon, Matthew W. Foehr, and Charles S. Berkman
2021	Matthew Korenberg, Matthew W. Foehr, and Charles S. Berkman
(2)    The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)     Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Todd C. Davis ($)	Exclusion of Stock Awards and Option Awards for Todd C. Davis ($)	Inclusion of Equity Values for Todd C. Davis ($)	Compensation Actually Paid to Todd C. Davis ($)
2025	11,472,095	(9,961,612)	42,263,850	43,774,333
    The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Todd C. Davis ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Todd C. Davis ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Todd C. Davis ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Todd C. Davis ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Todd C. Davis ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Todd C. Davis ($)	Total - Inclusion of Equity Values for Todd C. Davis ($)
2025	16,158,784	22,637,848	1,259,893	2,207,325	—	—	42,263,850

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,252,797	5,627,875	409,518	1,075,136	—	—	12,365,326

Non-PEO NEO Average Total Compensation Amount	$ 4,074,316	$ 6,578,393	$ 2,788,000	$ 3,852,731	$ 4,996,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,202,069	6,211,312	2,366,969	2,922,612	7,722,154
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	4,074,316	(3,237,573)	12,365,326	13,202,069
    The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Todd C. Davis ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Todd C. Davis ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Todd C. Davis ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Todd C. Davis ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Todd C. Davis ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Todd C. Davis ($)	Total - Inclusion of Equity Values for Todd C. Davis ($)
2025	16,158,784	22,637,848	1,259,893	2,207,325	—	—	42,263,850

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,252,797	5,627,875	409,518	1,075,136	—	—	12,365,326

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue •Adjusted EBITDA •Total Stockholder Return
Total Shareholder Return Amount	$ 279.02	158.15	105.43	98.62	155.21
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ 124,453,000	$ (4,032,000)	$ 52,154,000	$ (33,361,000)	$ 57,138,000
Company Selected Measure Amount	268,087,000	167,133,000	131,314,000	196,245,000	241,544,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Todd C. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,472,095	$ 12,914,980	$ 6,216,518	$ 5,195,169
PEO Actually Paid Compensation Amount	$ 43,774,333	$ 21,709,965	$ 5,060,695	4,977,510
PEO Name	Todd C. Davis
John L. Higgins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				16,764,990	$ 9,587,211
PEO Actually Paid Compensation Amount				$ 12,243,958	$ 15,958,534
PEO Name	John L. Higgins
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,263,850
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,158,784
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,637,848
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,259,893
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,207,325
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Todd C. Davis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,961,612)
PEO | Todd C. Davis [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,263,850
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,237,573)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,365,326
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,252,797
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,627,875
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,518
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,075,136
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0